Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Entity Registrant Name	LeonaBio, Inc.
Entity Central Index Key	0001620463
Amendment Description	This amendment, dated March 10, 2026, amends and supplements the definitive proxy statement on Schedule 14A, or the Proxy Statement, filed by LeonaBio, Inc., or the Company, with the U.S. Securities and Exchange Commission, or the SEC, on February 23, 2026, in connection with the Company’s Special Meeting of Stockholders, or the Special Meeting, to be held on March 18, 2026 at 8:00 a.m. Pacific Time.The Company has been advised that Proposal 6 in the Proxy Statement will be considered a “routine” proposal. Accordingly, a broker or nominee has discretion to vote on Proposal 6 if specific instructions are not received from the beneficial owner of the underlying shares. As a result, we do not expect broker non-votes on Proposal 6. There is no change to the voting standards contained in the Proxy Statement or to the effect of broker non-votes, if any, on the vote on each proposal to be considered at the Special Meeting. Other than as described above, no changes have been made to the Proxy Statement and it continues to be in full force and effect as originally filed with the SEC. To the extent that the information set forth herein differs from or updates information contained in the Proxy Statement, the information set forth herein shall supersede or supplement the information in the Proxy Statement.